CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net income	$ 704	$ 1,664	$ 1,960	$ 3,519
Other income and gains	(889)	(95)	(921)	(437)
Share of undistributed equity accounted earnings	(838)	(165)	(1,050)	201
Fair value changes	1,398	(833)	1,229	(1,405)
Depreciation and amortization	1,234	672	2,268	1,342
Deferred income taxes	7	203	56	129
Investments in residential inventory	(3)	83	(34)	22
Net change in non-cash working capital balances	(810)	(606)	(1,109)	(1,176)
Cash flows from (used in) operating activities	803	923	2,399	2,195
Financing activities
Corporate borrowings arranged	0	0	992	1,003
Corporate borrowings repaid			(450)	0
Commercial paper and bank borrowings, net	0	0	0	(103)
Non-recourse borrowings arranged	23,726	9,649	32,122	18,937
Non-recourse borrowings repaid	(10,490)	(5,619)	(17,486)	(13,621)
Non-recourse credit facilities, net	178	835	(262)	269
Subsidiary equity obligations issued	180	26	182	188
Subsidiary equity obligations redeemed	(25)	(32)	(30)	(374)
Capital provided from non-controlling interests	6,296	1,050	7,899	2,717
Capital repaid to non-controlling interests	(537)	(1,178)	(1,242)	(1,213)
Repayment of lease liability	(128)	0	(228)	0
Distributions to non-controlling interests	(1,919)	(1,767)	4,407	(3,410)
Distributions to shareholders	(191)	(182)	(381)	(363)
Cash flows from (used in) financing activities	16,582	2,784	16,607	3,826
Acquisitions
Investment properties	(1,047)	(546)	(2,026)	(988)
Property, plant and equipment	(652)	(398)	(1,190)	(749)
Equity accounted investments	(340)	(220)	(1,265)	(417)
Financial assets and other	(2,526)	(1,361)	(4,127)	(2,195)
Acquisition of subsidiaries	(17,066)	(2,557)	(19,319)	(4,942)
Dispositions
Investment properties	786	11	1,700	769
Property, plant and equipment	63	27	77	556
Equity accounted investments	454	155	1,094	1,483
Financial assets and other	2,310	991	3,701	1,374
Disposition of subsidiaries	1,112	(6)	1,147	(1)
Restricted cash and deposits	158	227	229	35
Cash flows from (used in) investing activities	(16,748)	(3,677)	(19,979)	(5,075)
Cash and cash equivalents
Change in cash and cash equivalents	637	30	(973)	946
Net change in cash classified within assets held for sale	34	(12)	(22)	(29)
Foreign exchange revaluation	36	(149)	52	(143)
Balance, beginning of period	6,740	6,044	8,390	5,139
Balance, end of period	7,447	5,913	7,447	5,913
Preferred shares
Equity Issued/Redeemed [line items]
Equity redeemed	(2)	0	(15)	0
Common shares
Equity Issued/Redeemed [line items]
Equity issued	2	2	6	7
Equity redeemed	$ (58)	$ 0	$ (93)	$ (211)